Details of Subsidiaries, PRC Domestic Entities and PRC Domestic Entities Subsidiaries (Detail)		12 Months Ended
	Nov. 04, 2010	Dec. 31, 2013 Selovo Investments Limited ("Selovo")	Dec. 31, 2013 Pendiary Investments Limited ("Pendiary")	Dec. 31, 2013 China Index Academy Limited ('China Index Academy")	Dec. 31, 2013 Bravo Work Investments Limited ("Bravo Work")	Dec. 31, 2013 SouFun International Limited ("SouFun International")	Dec. 31, 2013 China Home Holdings Limited ("China Home")	Dec. 31, 2013 China Home Holdings (BVI) Limited ("China Home (BVI)")	Dec. 31, 2013 China Home Holdings (HK) Limited ("China Home(HK)")	Dec. 31, 2013 China Institute of Real Estate Agents Limited ("China Institute of Real Estate Agents")	Dec. 31, 2013 Wall Street Index Research Center LLC ("Wall Street")	Dec. 31, 2013 China Property Holdings Limited ("China Property")	Dec. 31, 2013 China Property Holdings (BVI) Limited ("China Property(BVI)")	Dec. 31, 2013 Hong Kong Property Network Limited ("HK Property")	Dec. 31, 2013 Best Scholar Holdings Limited ("Best Scholar")	Dec. 31, 2013 Best Scholar Holdings (Delaware) Limited ("Best Scholar (Delaware)")	Dec. 31, 2013 Best Work Holdings (New York) LLC ("Best Work")	Dec. 31, 2013 Sou You Tian Xia Holdings Limited ("Sou You Tian Xia")	Dec. 31, 2013 Sou You Tian Xia Holdings (BVI) Limited ("Sou You Tian Xia (BVI)")	Dec. 31, 2013 Sou You Tian Xia Holdings (HK) Limited ("Sou You Tian Xia (HK)")	Dec. 31, 2013 Beijing Tuo Shi Huan Yu Network Technology Co.,Ltd. ('Beijing TuoShi')	Dec. 31, 2013 Beijing Jia Shang Li Nian Network Technology Co., Ltd ("Beijing Jia Shang")	Dec. 31, 2013 Beijing Sou You Tian Xia Network Technology Co., Ltd ("Beijing Sou You Tian Xia")	Dec. 31, 2013 Beijing Hua Ju Tian Xia Network Technology Co., Ltd ("Beijing Hua Ju Tian Xia")	Dec. 31, 2013 Beijing Li Man Wan Jia Network Technology Co., Ltd ("Beijing Li Man Wan Jia")	Dec. 31, 2013 Beijing Hong An Tu Sheng Network Technology Co., Ltd., ("Beijing Hong An")	Dec. 31, 2013 Shanghai SouFun Information Co., Ltd ("SouFun Shanghai")	Dec. 31, 2013 Tianjin SouFun Network Technology Co., Ltd. ("Tianjin SouFun Network")	Dec. 31, 2013 SouFun Media Technology (Beijing) Co., Ltd. ("SouFun Media")	Dec. 31, 2013 Beijing SouFun Network Technology Co., Ltd. ("SouFun Network")	Dec. 31, 2013 Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., ("Beijing Zhongzhi")	Dec. 31, 2013 Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., ("Zhongzhi Xun Bo")	Dec. 31, 2013 Hangzhou SouFun Network Technology Co., Ltd., ("Hangzhou SouFun Network")	Dec. 31, 2013 Shanghai BaoAn Hotel Co., Ltd., (Shanghai BaoAn Hotel)		Dec. 31, 2013 Shanghai BaoAn Enterprise Co., Ltd., (Shanghai BaoAn Enterprise)		Dec. 31, 2013 Beijing Jia Tian Xia Advertising Co., Ltd. ("Beijing Advertising")	Dec. 31, 2013 Beijing SouFun Internet Information Service Co., Ltd. ("Beijing Internet")	Dec. 31, 2013 Beijing China Index Information Co., Ltd. ("Beijing China Index")	Dec. 31, 2013 Shanghai China Index Consultancy Co., Ltd. ("Shanghai China Index")	Dec. 31, 2013 Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. ("Shanghai JBT Real Estate Broking")	Dec. 31, 2013 Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology")	Dec. 31, 2013 Shanghai SouFun Advertising Co., Ltd. ("Shanghai Advertising")	Dec. 31, 2013 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	Dec. 31, 2013 Tianjin Jia Tian Xia Advertising Co., Ltd. ("Tianjin JTX Advertising")	Dec. 31, 2013 Beijing Li Tian Rong Ze Technology Development Co., Ltd., ("Beijing Li Tian Rong Ze")	Dec. 31, 2013 Beijing Yi Ran Ju Ke Technology Development Co., Ltd., ("Beijing YiRanJuKe")	Dec. 31, 2013 Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd., ("Beijing Li Tian Rong Ze Wan Jia")	Dec. 31, 2013 Shanghai BaoAn Property Management Co., Ltd., (Shanghai BaoAn Property)
Summary of Investment Holdings [Line Items]
Date of Establishment		Aug. 10, 2007	Aug. 16, 2007	Oct. 26, 2007	Oct. 29, 2007	Aug. 07, 2000	Apr. 16, 2010	Apr. 16, 2010	May 12, 2010	May 12, 2010	Nov. 01, 2011	Apr. 26, 2011	Apr. 26, 2011	May 19, 2011	Jul. 01, 2011	Mar. 03, 2011	Mar. 14, 2011	Aug. 31, 2011	Aug. 31, 2011	Sep. 28, 2011	Mar. 01, 2011	Jun. 09, 2011	May 24, 2012	Jul. 25, 2012	Jul. 25, 2012	Jan. 01, 2011	May 31, 2000	Mar. 01, 2012	Nov. 28, 2002	Mar. 16, 2006	Jun. 05, 2007	Jan. 06, 2012	Aug. 27, 2013	Mar. 31, 2013		Mar. 31, 2013		Sep. 01, 2000	Dec. 17, 2003	Nov. 08, 2004	Dec. 12, 2006	Jul. 07, 2005	Mar. 14, 2006	Dec. 12, 2006	Dec. 21, 2006	Nov. 22, 2007	Sep. 10, 2009	Sep. 10, 2011	Dec. 01, 2012	Mar. 31, 2013
Place of Establishment		BVI	BVI	Hong Kong	Hong Kong	Hong Kong	Cayman Islands	BVI	Hong Kong	Hong Kong	United States of America	Cayman Islands	BVI	Hong Kong	BVI	United States of America	United States of America	Cayman Islands	BVI	Hong Kong	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC		PRC		PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC
Percentage of Ownership by the Company	1.01%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	75.00%	[1]	75.00%	[1]				25.00%
Principal Activities		Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Investment holding	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Provision of technology and information consultancy services	Operation and management of hotel, restaurant and other catering business		Lease, resale and management of property		Provision of marketing services, listing services and e-commerce services	Provision of marketing services and listing services	Provision of other value-added services	Provision of other value-added services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Provision of marketing services and listing services	Property Management

[1]	Shanghai China Index owns the remaining 25% equity interest.